Stockholders' Deficit (Details) - USD ($)			12 Months Ended
	Sep. 06, 2024	May 09, 2023	Dec. 31, 2024	Jun. 30, 2025	Apr. 30, 2025	Sep. 24, 2024	Dec. 31, 2023	Jun. 09, 2021
Stockholders’ Deficit [Line Items]
Preference shares, par value (in Dollars per share)					$ 1.15
Common stock, shares authorized			500,000,000				500,000,000
Common stock, par value (in Dollars per share)			$ 0.0001				$ 0.0001
Common stock, share issued			1				1
Ordinary shares, shares outstanding			1				1
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Number of warrants issued				11,500,000
PERCEPTION CAPITAL CORP IV [Member]
Stockholders’ Deficit [Line Items]
Preference shares, shares authorized			1,000,000				1,000,000
Preference shares, par value (in Dollars per share)			$ 0.0001				$ 0.0001
Preference shares, shares issued			609,250
Preference shares, shares outstanding			609,250
Aggregate preference shares	609,250
Aggregate consideration (in Dollars)	$ 700,000
Ordinary shares issued			332,928				4,777,672
Ordinary shares outstanding			332,928				4,777,672
Net tangible assets (in Dollars)		$ 5,000,001
Conversion basis percentage			20.00%
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001
Blue Gold Limited [Member]
Stockholders’ Deficit [Line Items]
Preference shares, shares authorized				100,000,000
Preference shares, par value (in Dollars per share)				$ 0.0001
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares [Member]
Stockholders’ Deficit [Line Items]
Preference shares, par value (in Dollars per share)					$ 0.06
Common stock, shares authorized			200,000,000	200,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock, share issued			9,776,421	32,818,077
Ordinary shares, shares outstanding			9,776,421	32,818,077
Class A Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized			200,000,000				200,000,000
Common stock, par value (in Dollars per share)			$ 0.0001			$ 0.0001	$ 0.0001
Common stock, share issued			6,505,624				5,749,999
Ordinary shares, shares outstanding			6,505,624				5,749,999
Class A Ordinary Shares [Member] | Common Stock [Member] | PERCEPTION CAPITAL CORP IV [Member]
Stockholders’ Deficit [Line Items]
Common stock, share issued			6,838,552				10,527,671
Ordinary shares, shares outstanding			6,838,552				10,527,671
Class A Ordinary Shares [Member] | Blue Gold Limited [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized				400,000,000
Common stock, par value (in Dollars per share)				$ 0.0001
Common stock, share issued			9,776,421	32,818,077
Ordinary shares, shares outstanding				32,818,077
Redeemable Class A Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member]
Stockholders’ Deficit [Line Items]
Ordinary shares issued			332,928				4,777,672
Ordinary shares outstanding			332,928				4,777,672
Class B Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized			20,000,000				20,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Common stock, share issued			1				1
Ordinary shares, shares outstanding			1				1
Ordinary shares vote			one
Stock convert		5,750,000
Class B Ordinary Shares [Member] | Non-Redeemable Class A Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member]
Stockholders’ Deficit [Line Items]
Stock convert		5,749,999
Non-Redeemable Class A Ordinary Shares [Member] | PERCEPTION CAPITAL CORP IV [Member]
Stockholders’ Deficit [Line Items]
Common stock, share issued			5,749,999
Ordinary shares, shares outstanding			5,749,999